Schedule III Real Estate and Accumulated Depreciation (Changes in Total Real Estate Assets) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sch III Real Estate and Accumulated Depreciation [Abstract]
Aggregate Cost of Properties	$ 1,123,701,000
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Beginning balance	946,118,000	$ 756,988,000	$ 428,550,000
Acquisitions	60,162,000	184,402,000	320,822,000
Additions	7,980,000	7,117,000	8,985,000
Dispositions	(4,068,000)	(2,389,000)	(1,369,000)
Ending balance	$ 1,010,192,000	$ 946,118,000	$ 756,988,000